Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2025	Sep. 05, 2025	Dec. 31, 2024	Nov. 12, 2024
Common stock par value	$ 0.0001
Common stock shares authorized	1,000,000,000
Common stock shares, issued	1	0
Common stock shares outstanding	1
Willow Lane Acquisition Corp [Member]
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Ordinary shares redemption settlement	12,650,000		12,650,000
Temporary equity redemption per share	$ 10.48		$ 10.05
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000		500,000,000
Common stock shares, issued	0		0
Common stock shares outstanding	0		0
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Common stock par value	$ 0.0001		$ 0.0001
Common stock shares authorized	50,000,000		50,000,000
Common stock shares, issued	4,628,674		4,628,674
Common stock shares outstanding	4,628,674		4,628,674